6. BUSINESS ACQUISITION	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Business Combinations [Abstract]
BUSINESS ACQUISITION

6.	BUSINESS ACQUISITION

On July 1, 2019 the Company acquired the operating assets of Ross Optical Industries, Inc. of El Paso, Texas, a supplier of custom and catalogue optical components sourced through an extensive network of worldwide specialized vendors and sold for industrial, military and medical applications. The acquisition had an effective date of June 1, 2019. All of Ross’ results of operations are included in our financial statements for the three- and nine-month periods ended March 31, 2020.

Consolidated unaudited actual and pro forma results of operations for the Company are presented below assuming that the acquisition of the Ross Optical division had occurred on July 1, 2018. Pro forma operating results include net adjustments resulting from the acquisition transaction.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
	(Actual)	(Pro Forma)	(Actual)	(Pro Forma)
Revenues	$2,374,584	$2,413,438	$7,686,330	$7,348,803
Net income (loss)	(466,130)	75,430	(1,103,065)	163,828
Income (loss) per share
Basic	$(0.04)	$0.01	$(0.09)	$0.01
Fully diluted	$(0.04)	$0.01	$(0.09)	$0.01

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisition had been completed at the date indicated, nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost saving that the Company believes may become achievable over time.

(2)	BUSINESS ACQUISITION

On July 1, 2019 the Company acquired the operating assets of Ross Optical Industries, Inc. of El Paso, Texas, a supplier of custom and catalogue optical components sourced through an extensive network of worldwide specialized vendors and sold for industrial, military and medical applications. The acquisition had an effective date of June 1, 2019, and a purchase price of up to $2,000,000. Pursuant to the agreement $1,500,000 was owed at closing subject to certain holdback terms, of which $1,443,341 remained owed and is recorded as a current liability in the accompanying balance sheet at June 30, 2019. The Company agreed to pay the remaining $500,000 as an earn-out contingent upon the satisfaction of certain financial thresholds consisting of mutually agreed upon revenue and gross margin targets of the Ross Optical division over a term of three years, beginning on July 1, 2019 at a rate of up to $166,666 per year. The $500,000 earn out obligation is recorded as a long-term liability in the accompanying balance sheet at June 30, 2019.

To partially fund the acquisition the Company raised gross proceeds of $950,000 on July 1, 2019 through the sale of 760,000 shares of its common stock. See Note 4(f).

(a)	Purchase Price Allocation and Goodwill

The allocation of purchase price is preliminary and subject to change based on future payments made for the earn-out contingent liability. Any unearned portions of the earn-out liability will be recognized in earnings. The acquired assets, contingent consideration and assumed liabilities at the effective date of acquisition include the following:

At Acquisition Effective Date June 1, 2019	Amount
Cash and cash equivalents	$163,204
Trade accounts receivable, net	652,898
Inventories	728,046
Other current assets	2,889
Fixed assets	232,036
Total Assets Acquired	1,779,073
Accounts payable	401,360
Customer advances	24,350
Accrued compensation and other	41,027
Total Liabilities Assumed	466,737
Net assets acquired	1,312,336
Goodwill	687,664
Total Purchase Price-Initial and Contingent Consideration	$2,000,000

(b)	Consolidated Pro Forma Results

Consolidated unaudited pro forma results of operations for the Company are presented below assuming that the acquisition of the Ross Optical division has occurred on July 1, 2017. Pro forma operating results include net adjustments resulting from the acquisition transaction and reducing operating expenses by $447,722 and $364,149 during the years ended June 30, 2019 and 2018, respectively.

	2019	2018
Revenues	$10,539,623	$7,932,325
Net Income	$121,946	$472,317
Earnings per Share
Basic	$0.01	$0.05
Fully Diluted	$0.01	$0.05

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisition had been completed at the date indicated, nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost saving that the Company believes are achievable.